Organization, Consolidation and Presentation Of Financial Statements (Tables)	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group
The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB	US$
	(In millions)
		(unaudited)
Assets
Cash and cash equivalents	2,313	1,572	223
Short-term investments	1,892	4,419	625
Accounts receivable, net	5,023	5,899	835
Others	5,750	6,067	859

Total current assets	14,978	17,957	2,542

Fixed assets, net	3,839	3,775	534
Intangible assets, net	1,404	1,423	201
Licensed copyrights, net	1,641	1,193	169
Long-term investments, net	21,825	19,859	2,811
Operating lease right-of-use assets	6,525	6,309	893
Others	12,325	11,477	1,624

Total non-current assets	47,559	44,036	6,232

Total	62,537	61,993	8,774

Liabilities
Accounts payable and accrued liabilities	15,774	15,941	2,256
Customer deposits and deferred revenue	4,841	5,531	783
Operating lease liabilities	2,110	2,088	296
Others	1,967	1,416	200

Total current third-party liabilities	24,692	24,976	3,535

Operating lease liabilities	4,227	4,036	571
Others	2,068	2,114	299

Total non-current third-party liabilities	6,295	6,150	870

Amounts due to the Company and its non-VIE subsidiaries, net	17,121	16,013	2,266

Total	48,108	47,139	6,671

	For the six months ended
	June 30, 2019	June 30, 2020
	RMB	RMB	US$
	(In millions)
	(unaudited)
Total revenues	27,547	27,272	3,860
Net income (loss)	451	(358)	(51)
Net cash (used in) provided by operating activities	(229)	3,255	461
Net cash used in investing activities	(3,897)	(3,471)	(491)
Net cash provided by (used in) financing activities	3,529	(517)	(73)